Fair value of financial instruments - Reconciliation of Level 3 Inputs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value adjustment		$ (46,300)
Business Combination, Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, December 31, 2018	$ 23,082
Preferred Series B-1 Stock - Additional Warrants	0
Fair value adjustment	(23,082)
Ending Balance, September 30, 2019	0	23,082
Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, December 31, 2018	0
Preferred Series B-1 Stock - Additional Warrants	4,200
Fair value adjustment	0
Ending Balance, September 30, 2019	4,200	0
Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, December 31, 2018	0
Preferred Series B-1 Stock - Additional Warrants	400
Fair value adjustment	0
Ending Balance, September 30, 2019	$ 400	$ 0